PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks
Australia 1.9%
Technology One Ltd.	8,068	$82,432
Brazil 9.3%
MercadoLibre, Inc.*	157	268,754
XP, Inc. (Class A Stock)	5,538	136,124
		404,878
Canada 17.2%
Descartes Systems Group, Inc. (The)*	1,149	100,641
Dollarama, Inc.	1,570	115,223
Fairfax Financial Holdings Ltd.	183	190,761
FirstService Corp.	848	141,930
Stantec, Inc.	1,086	87,263
TFI International, Inc.	832	109,383
		745,201
India 14.2%
APL Apollo Tubes Ltd.	4,853	87,954
KEI Industries Ltd.	2,166	83,467
Max Healthcare Institute Ltd.	12,121	113,988
Phoenix Mills Ltd. (The)	4,433	129,692
TVS Motor Co. Ltd.	2,740	66,021
Varun Beverages Ltd.	8,711	134,380
		615,502
Israel 6.7%
Camtek Ltd.*	1,663	129,448
Mobileye Global, Inc. (Class A Stock)*	1,070	27,670
Nova Ltd.*	932	134,963
		292,081
Italy 7.3%
Brunello Cucinelli SpA	654	64,835
Ferrari NV	491	171,230
Infrastrutture Wireless Italiane SpA, 144A	6,541	79,094
		315,159

PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan 2.4%
Money Forward, Inc.*	2,650	$103,435
Malaysia 1.4%
TIME dotCom Bhd	53,143	61,705
Mexico 3.0%
Corp Inmobiliaria Vesta SAB de CV	34,548	131,275
Netherlands 3.8%
ASM International NV	296	164,053
Norway 2.7%
Kongsberg Gruppen ASA	2,255	114,922
Poland 2.2%
Dino Polska SA, 144A*	892	96,272
South Korea 0.9%
HPSP Co. Ltd.	1,154	38,682
Sweden 1.0%
Alfa Laval AB	1,191	43,701
Switzerland 1.6%
BKW AG	425	67,519
Taiwan 5.8%
eMemory Technology, Inc.	630	56,189
Global Unichip Corp.	1,192	58,523
Jentech Precision Industrial Co. Ltd.	4,672	111,836
Voltronic Power Technology Corp.	574	24,546
		251,094
United Kingdom 4.8%
Ashtead Group PLC	1,367	89,391
Diploma PLC	1,244	51,280
Wise PLC (Class A Stock)*	6,699	68,329
		209,000
United States 13.3%
CyberArk Software Ltd.*	591	137,987
Globant SA*	402	94,796

PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
ICON PLC*	202	$52,696
James Hardie Industries PLC, CDI*	2,603	97,796
Monday.com Ltd.*	760	159,630
Varonis Systems, Inc.*	707	31,730
		574,635

Total Long-Term Investments (cost $3,424,738)		4,311,546
Short-Term Investment 0.8%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $34,678)(wb)	34,678	34,678

TOTAL INVESTMENTS 100.3% (cost $3,459,416)		4,346,224
Liabilities in excess of other assets (0.3)%		(12,100)

Net Assets 100.0%		$4,334,124

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDI—Chess Depository Interest

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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